Summary of Significant Accounting Policies	12 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
Summary of Significant Accounting Policies

Note 3 - Summary of Significant Accounting Policies

Basis of Presentation and Consolidation

The consolidated financial statements and related notes include all the accounts of the Company and its subsidiaries, entities that the Company controls directly or indirectly. The consolidated financial statements are prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”). All intercompany transactions and balances among the Company and its subsidiaries have been eliminated upon consolidation.

TMD Marine Fuels Sdn. Bhd.

TMDEL has consolidated the financial statements of TMDF, in which it holds a 30% equity interest, in accordance with ASC 810, Consolidation. Under ASC 810, entities may be consolidated when the reporting entity exercises control over the investee’s significant financial and operational policies, regardless of ownership percentage, if control exists.

Although TMDEL, through its subsidiary Tumpuan Megah, directly owns only 30% of TMDF, TMDF is considered to be under control due to the governance structure and ownership arrangements. Dato’ Mohd Suhaimi bin Hashim, who holds a 70% equity interest in TMDF and 7.37% equity interest in TMDEL, resigned as a director of Tumpuan Megah in April 2026. Notwithstanding his resignation, management has determined that Tumpuan Megah retains the substantive rights necessary to direct TMDF’s significant financial and operating activities and that the resignation did not result in a loss of control over TMDF. Additionally, Dato’ Sri Kam Choy Ho is the director of TMDF and also serves as a common director of Tumpuan Megah, TMDEL and Straits. As a result of the above, Tumpuan Megah has effective control over the governance, strategic decision making and operations of TMDF.

Based on this assessment of control, management has concluded that TMDEL has the ability to control TMDF’s financial and operational policies, justifying consolidation under ASC 810.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Use of Estimates

The preparation of consolidated financial statements in conformity with U.S. GAAP requires the Company to make certain estimates and assumptions that affect the amounts reported and disclosed in the consolidated financial statements and related notes.

The most significant estimates and judgments include the allowance for credit losses, useful lives of property, plant and equipment, residual values for leased assets, income taxes and uncertain tax positions. Actual amounts could differ from those estimates.

Reclassifications

Certain prior period amounts have been reclassified to conform to the current period presentation. As of June 30, 2025, amounts due from Horizon Shipyard Inter Globe (M) Sdn Bhd, an associate of the Company, of $4,103,644, previously presented within other receivables and current assets, are presented within due from related parties. In connection with this reclassification, exchange differences of $61,778 for the six months ended June 30, 2025, previously presented within other receivables and current assets in cash flows from operating activities, are presented within advances to related parties in cash flows from investing activities. For the six months ended June 30, 2025, interest income on amounts due from Straits of $617,809, previously presented within sundry (expense) income, is presented within interest income. These reclassifications had no effect on previously reported total current assets, total assets, net loss, total equity or net decrease in cash and cash equivalents. Amounts for the years ended December 31, 2024 and 2023 are presented as previously reported, under which interest income on amounts due from Straits of $375,365 and $32,089, respectively, is included within sundry (expense) income.

Functional Currency and Foreign Currency Translation

The accompanying consolidated financial statements are presented in United States dollars (“$”), which is the reporting currency of the Company. For the subsidiaries whose functional currencies are Ringgit Malaysia (“RM”) and Singapore Dollar (“SGD”), results of operations and cash flows are translated at average exchange rates during the period, assets and liabilities are translated at the exchange rate at the end of the period, and equity is translated at historical exchange rates. The resulting translation adjustments are included in determining other comprehensive income or loss. Transaction gains and losses are reflected in the consolidated statements of operations and comprehensive (loss) income.

Fair Value of Financial Instruments

The Company follows the provisions of ASC Topic 820, Fair Value Measurement. It clarifies the definition of fair value, prescribes methods for measuring fair value, and establishes a fair value hierarchy to classify the inputs used in measuring fair value as follows:

●	Level 1 – Inputs are unadjusted quoted prices in active markets for identical assets or liabilities available at the measurement date.
●	Level 2 – Inputs are unadjusted quoted prices for similar assets and liabilities in active markets, quoted prices for identical or similar assets and liabilities in markets that are not active, inputs other than quoted prices that are observable, and inputs derived from or corroborated by observable market data.
●	Level 3 – Inputs are unobservable inputs that reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best available information.

As of June 30, 2026 and 2025, the financial instruments of the Company comprised primarily cash and cash equivalents, accounts receivable, net, due from related parties, refundable deposits included in other receivables and current assets, accounts payable and accrued expenses, other payables, short-term loans, due to related parties and long-term debt payable. Long-term debt payable comprises a bank term loan bearing interest at a floating rate and vendor installment loans repayable within one year. The Company concludes that the carrying amounts of these financial instruments approximate their fair values, primarily due to their short-term nature and, in the case of the bank term loan, the terms of the loan approximating current market conditions.

Cash and cash equivalents

Cash and cash equivalents are financial assets that are either cash or highly liquid investments with an original maturity of 90 days or less.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Accounts Receivable and Credit Losses on Financial Instruments

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required.

The Company recognizes credit losses on financial instruments in accordance with ASC Topic 326, Financial Instruments – Credit Losses. The Company uses the Current Expected Credit Losses (“CECL”) model to estimate credit losses on financial assets measured at amortized cost, as well as certain off-balance sheet credit exposures.

Under the CECL model, the estimation of credit losses involves significant judgment and estimation uncertainty. Management exercises its judgment based on historical loss experience, current economic conditions, and reasonable and supportable forecasts. Changes in these factors could have a material impact on the estimated credit losses.

The Company has evaluated its accounts receivable and recognized a credit loss of $1,850,064 for the year ended June 30, 2026, $807 for the six months ended June 30, 2025, and $69,474 and $nil for the years ended December 31, 2024 and 2023, respectively.

Inventories

Inventories consist primarily of marine gas oil and low sulfur fuel oil. Inventories are stated at the lower of cost or net realizable value, with net realizable value represented by estimated selling prices in the ordinary course of business, less reasonably predictable costs of disposal and transportation.

Cost of inventory is determined using the weighted average method. Adjustments are recorded to write down the cost of inventory to the estimated net realizable value due to slow-moving merchandise, reduction in prices, and damaged products, which is dependent upon factors such as historical and forecasted consumer demand.

Related Party Transactions

A related party is generally defined as (i) any person who, together with immediate family members, holds 10% or more of the Company’s securities, (ii) the Company’s management, (iii) someone that directly or indirectly controls, is controlled by or is under common control with the Company, or (iv) anyone who can significantly influence the financial and operating decisions of the Company. A transaction is considered to be a related party transaction when there is a transfer of resources or obligations between related parties. The Company conducts business with its related parties in the ordinary course of business. Related parties may be individuals or corporate entities.

Transactions involving related parties cannot be presumed to be carried out on an arm’s-length basis, as the requisite conditions of competitive, free market dealings may not exist. Representations about transactions with related parties, if made, shall not imply that the related party transactions were consummated on terms equivalent to those that prevail in arm’s-length transactions unless such representations can be substantiated. It is not, however, practical to determine the fair value of amounts due from/to related parties due to their related party nature.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Property, Plant and Equipment

Property, plant and equipment are stated at cost less accumulated depreciation. Cost represents the purchase price of the asset and other costs incurred to bring the asset into its existing use. Identifiable significant improvements are capitalized and expenditures for maintenance, repairs, and betterments, including replacement of minor items, are charged to expense.

Depreciation is computed based on cost, less the estimated residual value, if any, using the straight-line method over the estimated useful life.

The estimated useful lives of property, plant and equipment are as follows:

Property, Plant and Equipment	Useful Life
Dry-docking expenditures	2.5 years from the date of dry dock
Furniture and fittings	5 – 10 years
Leased property	Over the life of the lease
Leasehold improvements	5 –10 years
Motor vehicles	5 years
Real properties	40 years
Shipping tools, equipment and computers	2 – 10 years
Vessels	9 – 25 years

Residual values for vessels

The Company determines the residual value of finance lease vessels based on the lightweight of the vessels valued at the metal scrap prices quoted by vessel demolition markets. The Company reassesses the estimated residual value of the vessel once every five years.

Dry-docking expenditures

Dry-docking expenditures, such as inspection, manuals and certification, engine maintenance, spare parts, painting and other vessel maintenance, are capitalized in accordance with ASC 360-10-35 when such costs are considered to enhance the future economic benefits of the vessel. The expenditures are capitalized when they significantly extend the useful life of the vessel, improve the efficiency or performance of the vessel, or increase the capacity of the vessel.

Capitalized dry-docking expenditures are included in the carrying amount of the vessel and are depreciated over the period until the next scheduled dry-docking. If the criteria for capitalization are not met, the expenditures are expensed as incurred.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Goodwill

Goodwill represents the excess of the purchase price over the fair value of the identifiable net assets acquired in a business combination. The Company assesses goodwill for impairment in accordance with ASC subtopic 350-20, Intangibles—Goodwill and Other: Goodwill (“ASC 350-20”), which requires that goodwill be tested for impairment at the reporting unit level at least annually and more frequently upon the occurrence of certain events, as defined by ASC 350-20.

A reporting unit is defined as an operating segment or one level below an operating segment referred to as a component. The Company determines its reporting units by first identifying its operating segments, and then assesses whether any components of these segments constitute a business for which discrete financial information is available and where the Company’s segment manager regularly reviews the operating results of that component. The Company determined that it has one reporting unit because components below the consolidated level either did not have discrete financial information or their operating results were not regularly reviewed by the segment manager.

The Company has the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test in accordance with ASC 350-20. If the Company believes, as a result of the qualitative assessment, that it is more-likely-than-not that the fair value of the reporting unit is less than its carrying amount, the quantitative impairment test described above is required. Otherwise, no further testing is required. In the qualitative assessment, the Company considers primary factors such as industry and market considerations, overall financial performance of the reporting unit, and other specific information related to the operations. The quantitative goodwill impairment test, used to identify both the existence of impairment and the amount of impairment loss, compares the fair value of a reporting unit with its carrying amount, including goodwill. If the carrying amount of a reporting unit is greater than zero and its fair value exceeds its carrying amount, goodwill of the reporting unit is considered not impaired. For the year ended June 30, 2026, the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, impairment of goodwill of $nil, $nil, $1,129 and $nil was identified, respectively.

The attributable amount of goodwill is included in the determination of the amount of gain or loss recognized upon disposal of a portion of a reporting unit that constitutes a business. When the Company disposes of a business within the reporting unit, the amount of goodwill disposed is measured on the basis of the relative fair value of the business disposed and the portion of the reporting unit retained. This relative fair value approach is not used when the business to be disposed was not integrated into the reporting unit after its acquisition, in which case the current carrying amount of the acquired goodwill should be included in the carrying amount of the business to be disposed.

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Acquisition of TMDF	$-	$-	$1,129	$-
Impairment of goodwill in relation to TMDF	-	-	(1,129)	-
	$-	$-	$-	$-

Impairment of Long-Lived Assets

The Company accounts for impairment of long-lived assets in accordance with ASC 360, Property, Plant and Equipment. Long-lived assets consist primarily of property, plant and equipment. In accordance with ASC 360, the Company evaluates the carrying value of long-lived assets when it determines a triggering event has occurred, or whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. When indicators exist, recoverability of assets is measured by a comparison of the carrying value of the asset group to the estimated undiscounted future net cash flows expected to be generated by the asset group. Examples of such triggering events include a significant disposal of a portion of such assets and adverse changes in the market involving the business employing the related assets. If such assets are determined not to be recoverable, the Company performs an analysis of the fair value of the asset group and will recognize an impairment loss when the fair value is less than the carrying amounts of such assets. The fair value, based on reasonable and supportable assumptions and projections, requires subjective judgments. Depending on the assumptions and estimates used, the appraised fair value projected in the evaluation of long-lived assets can vary within a range of outcomes. The Company considers the likelihood of possible outcomes in determining the best estimate for the fair value of the assets.

The Company engaged an independent third-party valuer to assess the fair value of the vessels in connection with its impairment assessment. As of June 30, 2026 and 2025, no impairment of long-lived assets was recognized.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Investments

Equity Method Investments

The Company accounts for its investments representing 20% to 50% ownership, for which the Company has the ability to exercise significant influence through board representation, under the equity method.

Under the equity method, investments are initially recognized at cost and adjusted thereafter to recognize the Company’s share of the investee’s profits or losses in the income statement, and its share of movements in other comprehensive (loss) income. Dividends received or receivable from investees are recognized as a reduction in the carrying amount of the investment.

When the Company’s share of losses in an investee equals or exceeds its interest in the investee, including any other unsecured receivables, the Company does not recognize further losses, unless it has incurred obligations or made payments on behalf of the investee.

The carrying amounts of equity-accounted investments are tested for impairment.

Lease Commitments

The Company adopted ASC Topic 842, Leases, which generally requires lessees to recognize operating and financing lease liabilities and corresponding right-of-use (“ROU”) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements.

The Company determines whether an arrangement is or contains a lease at inception.

Operating leases are included in operating lease ROU asset, net, operating lease liabilities – current portion and operating lease liabilities – non-current in the consolidated balance sheets. Lease cost for operating leases is recognized on a straight-line basis which includes the amortization of the ROU asset and interest expense related to the operating lease liability and is recorded as rent expense.

Finance leases are included in property, plant and equipment, net, finance lease payable – current portion and finance lease payable – non-current in the consolidated balance sheets. Lease cost for finance leases includes the amortization of the ROU asset, which is amortized on a straight-line basis and recorded as depreciation expense; and interest expense on the finance lease liability, which is calculated using the effective interest method and recorded as interest expense.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Revenue Recognition

The Company adopted ASC Topic 606, Revenue from Contracts with Customers (“ASC 606”) for all periods presented. The core principle of ASC 606 is that a company should recognize revenue when control of the promised goods or services is transferred to the customers, in an amount that reflects the consideration to which the Company expects to be entitled in exchange for those goods or services. The following five steps are applied to achieve that core principle by the Company in its determination of revenue recognition: (1) identification of the contract, or contracts, with a customer; (2) identification of the performance obligations in the contract; (3) determination of the transaction price; (4) allocation of the transaction price to the performance obligations in the contract; and (5) recognition of revenue when, or as, the Company satisfies a performance obligation.

The Company derives its revenues from a diverse range of maritime services provided to clients within the industry.

Sales of cargo oil, used cooking oil and fresh water, and bunkering facilitation

Revenue generated from sales of cargo oil, used cooking oil and fresh water, and bunkering facilitation involves the procurement and delivery of marine gas oil, low sulfur fuel oil, used cooking oil and fresh water for delivery to customers’ ships. The Company recognizes revenues at a point in time when cargo oil, used cooking oil and fresh water have been delivered and accepted by the customer, indicating fulfillment of the performance obligation.

Sales of cargo oil, used cooking oil and fresh water, and bunkering facilitation are not capable of being distinct and separately identifiable. The performance obligation is only considered satisfied when sales of cargo oil, used cooking oil and fresh water and bunkering facilitation are completed simultaneously.

Vessel Chartering Services

Revenue generated from vessel chartering services involves arranging charters for marine transportation for various purposes such as cargo transportation or offshore operations. The Company recognizes revenues over time based on the time elapsed between the delivery of a vessel to a charterer and the return of a vessel from the charterer and invoicing is done on a monthly basis.

Ship Management Services

Revenue from ship management services involves providing technical management, crew management, marine consultancy, and shipping services. The Company recognizes revenues at a point in time when services are rendered and accepted by the customer, indicating fulfillment of the performance obligation.

The Company considers itself to be the principal for all the revenue streams described above, as it is directly involved in the procurement, delivery, and provision of the goods and services to customers. As principal, the Company assumes the risks and rewards associated with the transactions. The Company is responsible for fulfilling the performance obligations and bears the associated costs and risks, including the risk of loss or damage to inventory and the credit risk associated with customers’ ability to pay for the goods or services. Therefore, the Company recognizes revenue on a gross basis.

Costs of Revenues

Cost of revenues consists primarily of cost of goods sold, cargo insurance and costs incurred in the course of sales and distribution of cargo oil.

Share of Losses of Associates

Share of losses of associates comprises the Company’s share of the net losses of its associates, Horizon Shipyard Inter Globe (M) Sdn Bhd and Double Corporate Oils & Fats Sdn Bhd, accounted for under the equity method.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Segment and Geographic Information

In November 2023, the FASB issued Accounting Standards Update, or ASU 2023-07 – Improvements to Reportable Segment Disclosures, which enhances the disclosures required for reportable segments in annual and interim consolidated financial statements, including additional, more detailed information about a reportable segment’s expenses. The standard is effective for fiscal years beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024. The Company adopted ASU 2023-07 for the year ended December 31, 2024, retrospectively to all periods presented in the consolidated financial statements.

Based on the criteria established by ASC 280, Segment Reporting, the Company uses the management approach in determining its operating segments. The Company’s chief operating decision maker (“CODM”), identified as the chief executive officer of the Company, reviews consolidated results when making decisions, allocating resources and assessing performance of the Company, based on ASC 280, Segment Reporting.

The CODM assesses performance for the segment primarily by reviewing the segment net income (loss), which is also reported as consolidated net (loss) income on the consolidated statements of operations and comprehensive (loss) income. This assessment considers the Company’s strategic priorities, cash balance, and expected use of cash. Although the CODM also reviews revenue disaggregated by type of services provided, this information is not accompanied by any allocation of direct or indirect costs, and therefore does not constitute a separate measure of segment profit or loss. The CODM does not evaluate expenses, assets, or profitability at a disaggregated level. Instead, the CODM reviews and utilizes functional expenses (i.e., selling and marketing, general and administrative, and depreciation expenses) at the consolidated level to manage the Company’s operations. Other segment items include interest expense, total other (expense) income, net, and provision for income taxes, which are reflected in the segment and consolidated net (loss) income. The measure of segment assets is reported on the consolidated balance sheet as total consolidated assets, without reviewing segment assets at a different asset level or category.

The adoption of this ASU had no material impact on reportable segments identified and had no effect on the Company’s consolidated financial position, results of operations, or cash flows. The Company has determined that it operates in one operating segment and serves both Malaysian and international customers.

	For the Year Ended	For the Six Months Ended	For the Years Ended
	June 30, 2026	June 30, 2025	December 31, 2024	December 31, 2023
Revenue	$545,035,182	$276,340,120	$688,607,542	$633,079,773
Cost of revenue	(541,923,460)	(272,356,649)	(672,562,832)	(620,989,960)
Selling and marketing expenses	(721,732)	(38,067)	(39,664)	(101,302)
General and administrative expenses	(10,437,305)	(3,330,264)	(5,249,099)	(5,127,137)
Depreciation expenses	(4,865,218)	(2,558,809)	(4,758,014)	(4,257,189)
Other (expenses) income	(6,227,639)	(2,577,706)	(3,952,786)	354,527
Net (loss) income of single operating segment	$(19,140,172)	$(4,521,375)	$2,045,147	$2,958,712

(Loss) Earnings per Share

Basic earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the weighted-average number of ordinary shares outstanding during the period. Diluted earnings (loss) per ordinary share is computed by dividing net income (loss) attributable to ordinary shareholders by the sum of the weighted-average number of ordinary shares outstanding and dilutive potential ordinary shares during the period.

As stipulated in the Company’s Memorandum and Articles of Association, each Class B ordinary share shall be convertible into one Class A ordinary share at the option of the holders of Class B ordinary shares, at any time and without the payment of any additional sum. Conversely, holders of Class A ordinary shares shall have no rights to convert Class A ordinary shares into Class B ordinary shares under any circumstances. In addition, holders of both Class A and Class B ordinary shares are entitled to receive dividends paid by the Company at the same rate and have equal rights to the surplus assets of the Company upon its liquidation, as stipulated in the Company’s Memorandum and Articles of Association. These shares rank pari passu in all other respects. Basic and diluted earnings (loss) per ordinary share are calculated by referring to the rights and characteristics of these two classes of ordinary shares. For the year ended June 30, 2026, the six months ended June 30, 2025 and the years ended December 31, 2024 and 2023, the Company had no potentially dilutive securities.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Income Taxes

The Company accounts for income taxes using an asset and liability approach which allows for the recognition and measurement of deferred tax assets based upon the likelihood of realization of tax benefits in future years. Under the asset and liability approach, deferred taxes are provided for the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. A valuation allowance is provided for deferred tax assets if it is more likely than not these items will either expire before the Company is able to realize their benefits, or that future deductibility is uncertain.

Under ASC 740, a tax position is recognized as a benefit only if it is “more likely than not” that the tax position would be sustained in a tax examination, with a tax examination being presumed to occur. The evaluation of a tax position is a two-step process. The first step is to determine whether it is more-likely-than-not that a tax position will be sustained upon examination, including the resolution of any related appeals or litigation, based on the technical merits of that position. The second step is to measure a tax position that meets the more-likely-than-not threshold to determine the amount of benefit to be recognized in the financial statements. A tax position is measured at the largest amount of benefit that is greater than 50 percent likely of being realized upon ultimate settlement. Tax positions that previously failed to meet the more-likely-than-not recognition threshold should be recognized in the first subsequent period in which the threshold is met. Previously recognized tax positions that no longer meet the more-likely-than-not criteria should be de-recognized in the first subsequent financial reporting period in which the threshold is no longer met. Penalties and interest incurred related to underpayment of income tax are classified as income tax expense in the year incurred.

The Company applied the provisions of ASC 740-10-50, “Accounting for Uncertainty in Income Taxes”, which provides clarification related to the process associated with accounting for uncertain tax positions recognized in the Company’s financial statements. Audit periods remain open for review until the statute of limitations has passed. The completion of review or the expiration of the statute of limitations for a given audit period could result in an adjustment to the Company’s liability for income taxes. Any such adjustment could be material to the Company’s results of operations for any given interim or annual period based, in part, upon the results of operations for the given period.

Recently Issued Accounting Pronouncements

The Company considers the applicability and impact of all accounting standards updates (“ASUs”). Management periodically reviews new accounting standards that are issued. Under the Jumpstart Our Business Startups Act of 2012, as amended (the “JOBS Act”), the Company meets the definition of an emerging growth company, or EGC, and has elected the extended transition period for complying with new or revised accounting standards, which delays the adoption of these accounting standards until they would apply to private companies.

Recently issued accounting pronouncements adopted

In December 2023, the FASB issued ASU No. 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures (“ASU 2023-09”). The intent of ASU 2023-09 is to improve the disclosures around a company’s rate reconciliation information and certain types of income taxes companies are required to pay. Specifically, these new disclosure requirements will provide more transparency regarding income taxes companies pay in the United States and other countries, along with more disclosure around a company’s rate reconciliation, among other new disclosure requirements, such that users of financial statements can get better information about how the operations, related tax risks, tax planning and operational opportunities of companies affect their effective tax rates and future cash flow prospects. ASU 2023-09 is effective for annual fiscal years beginning after December 15, 2024, with early adoption permitted for annual financial statements that have not yet been issued or made available for issuance. The amendments under ASU 2023-09 should be applied on a prospective basis, although retrospective application is permitted. The Company adopted ASU 2023-09 for the year ended June 30, 2026, retrospectively to all periods presented in the Company’s consolidated financial statements. The adoption of this ASU had no material impact on the Company’s consolidated financial position, results of operations, or cash flows.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023

Note 3 - Summary of Significant Accounting Policies (Continued)

Recent accounting pronouncements not yet adopted

In November 2024, the FASB issued ASU No. 2024-03, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses (“ASU 2024-03”), and in January 2025, the FASB issued ASU No. 2025-01, Income Statement - Reporting Comprehensive Income - Expense Disaggregation Disclosures (Subtopic 220-40): Clarifying the Effective Date (“ASU 2025-01”). ASU 2024-03 requires additional disclosure of the nature of expenses included in the income statement as well as disclosures about specific types of expenses included in the expense captions presented in the income statement. ASU 2024-03, as clarified by ASU 2025-01, is effective for annual reporting periods beginning after December 15, 2026, and interim periods within annual reporting periods beginning after December 15, 2027. Both early adoption and retrospective application are permitted. The Company is currently evaluating the impact that the adoption of these standards will have on its consolidated financial statements.

In January 2025, the FASB issued ASU 2025-01, Income Statement — Reporting Comprehensive Income — Expense Disaggregation Disclosures (Subtopic 220-40). The FASB issued ASU 2024-03 in November 2024. ASU 2024-03 states that the amendments are effective for public business entities for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Following the issuance of ASU 2024-03, the FASB was asked to clarify the initial effective date for entities that do not have an annual reporting period that ends on December 31 (referred to as non-calendar year-end entities). Because of how the effective date guidance was written, a non-calendar year-end entity may have concluded that it would be required to initially adopt the disclosure requirements in ASU 2024-03 in an interim reporting period, rather than in an annual reporting period. The FASB’s intent in the basis for conclusions of ASU 2024-03 is clear that all public business entities should initially adopt the disclosure requirements in the first annual reporting period beginning after December 15, 2026, and interim reporting periods within annual reporting periods beginning after December 15, 2027. The Company is currently evaluating this ASU to determine its impact on the Company’s disclosures.

In July 2025, the FASB issued ASU No. 2025-05, Financial Instruments—Credit Losses (Topic 326): Measurement of Credit Losses for Accounts Receivable and Contract Assets (“ASU 2025-05”). ASU 2025-05 provides all entities with a practical expedient in developing reasonable and supportable forecasts as part of estimating expected credit losses for current accounts receivable and current contract assets arising from transactions accounted for under Topic 606. ASU No. 2025-05 is effective for annual reporting periods beginning after December 15, 2025, and interim reporting periods within those annual reporting periods, and is applied prospectively. Early adoption is permitted. The Company is currently evaluating the impact of the update on its consolidated financial statements and related disclosures.

In December 2025, the FASB issued ASU 2025-12, Codification Improvements, to clarify ambiguities and improve consistency across multiple topics in the Accounting Standards Codification. Key provisions include amendments to Topic 260 (Earnings Per Share) to refine the treatment of anti-dilutive shares in year-to-date diluted EPS calculations when an entity experiences a loss from continuing operations, as well as modifications to Topic 842 (Leases) to clarify disclosure exemptions for certain lease receivables. The standard is effective for fiscal years beginning after December 15, 2026. The Company is currently evaluating the impact of the update on the Company’s consolidated financial statements and related disclosures.

The Company believes that other recent accounting pronouncements issued by the FASB, including its Emerging Issues Task Force, the American Institute of Certified Public Accountants, and the Securities and Exchange Commission, do not have a material impact on the Company’s present or near-future consolidated financial statements.

TMD Energy Limited

Notes to Consolidated Financial Statements

For the Year Ended June 30, 2026, the Six Months Ended June 30, 2025 and

the Years Ended December 31, 2024 and 2023